Inventories	12 Months Ended
Mar. 31, 2013
Inventories

7. Inventories:

Inventories consist of the following:

	Yen in millions
	March 31
	2012	2013
Finished goods	¥40,069	¥42,599
Raw materials	25,363	30,839
Work in progress	22,362	23,526
Supplies and other	3,659	2,862

	¥91,453	¥99,826